Trade Accounts Payable	12 Months Ended
Dec. 31, 2019
Trade accounts payable [Abstract]
Trade accounts payable

7     Trade accounts payable

Trade accounts payable in the consolidated statement of financial position as at December 31, 2019 and 2018, amounted to $4,735 and $6,433, respectively. Trade accounts payable are non-interest bearing.